Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	223,898
Proposed Maximum Offering Price per Unit	53.72
Maximum Aggregate Offering Price	$ 12,027,800.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,661.04
Offering Note	Amount Registered: In accordance with Rule 416 under the Securities Act of 1933, as amended, the Registrant registers such indeterminate number of additional shares of Common Stock and Common Stock Non-Voting as may be issued in connection with share splits, share dividends or similar transactions. Amount of Registration Fee: The registration fee relates to Registration Statement on Form S-3 (333-293630) filed by the Registrant on February 20, 2026. Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock Non-Voting, par value $0.01 per share
Amount Registered | shares	580,870
Proposed Maximum Offering Price per Unit	53.47
Maximum Aggregate Offering Price	$ 31,059,118.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,289.27
Offering Note	Amount Registered: In accordance with Rule 416 under the Securities Act of 1933, as amended, the Registrant registers such indeterminate number of additional shares of Common Stock and Common Stock Non-Voting as may be issued in connection with share splits, share dividends or similar transactions. Amount of Registration Fee: The registration fee relates to Registration Statement on Form S-3 (333-293630) filed by the Registrant on February 20, 2026. Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock Non-Voting as reported on the New York Stock Exchange on March 20, 2026.